Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment, Net.
Property, Plant and Equipment, Net

10.     Property, Plant and Equipment, Net

Property, plant and equipment consisted of the following:

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Buildings and improvements	641,622,780	642,901,735	99,005,442
Machinery	923,433,082	926,621,646	142,697,678
Office equipment and furnishing	1,468,593	1,468,593	226,160
Motor vehicles	3,632,489	1,715,958	264,254

Total cost	1,570,156,944	1,572,707,932	242,193,534
Total accumulated depreciation	(497,512,176)	(611,246,250)	(94,130,567)
Construction in progress	23,410,891	26,931,306	4,147,361

Total property, plant, and equipment, net	1,096,055,659	988,392,988	152,210,328

Certain buildings with an aggregate carrying value of RMB94,100,997 and RMB89,567,625 ($13,793,216), respectively, and certain equipment with an aggregate carrying value of RMB51,286,059 and RMB133,059,754 ($20,490,907), respectively, were pledged as collateral for borrowings from the financial institutions as of December 31, 2014 and 2015. For the years ended December 31, 2013, 2014 and 2015, the interests amounted to RMB 4,752,000, RMB nil and RMB nil, respectively, were capitalized as borrowing cost in property, plant and equipment.

The depreciation expenses for the years ended December 31, 2013, 2014 and 2015 were RMB102,873,823, RMB118,209,623 and RMB119,717,245 ($18,436,190), respectively.

Construction in progress refers to mainly the new office buildings and production facilities under construction.